SEGMENT INFORMATION - Details of Partnership's Operating Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Lease revenue	$ 927	$ 1,042	$ 1,921	$ 2,092
Other revenue from tenants	258	242	519	477
Hospitality revenue	400	196	713	255
Investment and other revenue	158	180	644	286
Total revenue	1,743	1,660	3,797	3,110
Core Office
Disclosure of operating segments [line items]
Lease revenue	331	356	669	734
Other revenue from tenants	132	118	266	225
Hospitality revenue	6	2	10	3
Investment and other revenue	71	63	163	107
Total revenue	540	539	1,108	1,069
Core Retail
Disclosure of operating segments [line items]
Lease revenue	263	271	547	538
Other revenue from tenants	63	67	130	132
Hospitality revenue	0	0	0	0
Investment and other revenue	39	34	82	66
Total revenue	365	372	759	736
LP Investments
Disclosure of operating segments [line items]
Lease revenue	333	415	705	820
Other revenue from tenants	63	57	123	120
Hospitality revenue	394	194	703	252
Investment and other revenue	46	81	397	110
Total revenue	836	747	1,928	1,302
Corporate
Disclosure of operating segments [line items]
Lease revenue	0	0	0	0
Other revenue from tenants	0	0	0	0
Hospitality revenue	0	0	0	0
Investment and other revenue	2	2	2	3
Total revenue	$ 2	$ 2	$ 2	$ 3